UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM 13F-HR

                              FORM 13F COVER PAGE


Report for the Calendar Year of Quarter Ended: MARCH 31, 2012

Check here if Amendment [  ]; Amendment Number:   __
     This Amendment (Check only one.): [   ] is a restatement.
                                       [   ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:        SOCRATIC FUND MANAGEMENT, L.P.
Address:     101 JFK PARKWAY
             SHORT HILLS, NJ  07078


Form 13F File Number: 28-06377

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:        JONATHAN W. GIBSON
             ------------------
Title:       MANAGING MEMBER OF THE REPORTING MANAGER'S GENERAL PARTNER
             ----------------------------------------------------------
Phone:       (973) 921-4700
             --------------



      Signature                      Place                Date of Signing

/S/ JONATHAN W. GIBSON          SHORT HILLS, NJ             MAY 1, 2012
----------------------          ---------------           ----------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                       FORM 13F-HR SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:            31

Form 13F Information Table Value Total:            $67,900
                                                  (thousands)




List of Other Included Managers:                   NONE


                                   Title            Value    Share/
                                   of               X        Prn      Share/ Put/  Investment  Other     Voting Authority
Name of Issuer                     Class Cusip      $1000    Amount   Prn    Call  Discretion  Managers  Sole Shared None
ADVANTAGE OIL & GAS LTD CMN         COM  00765F101  2,513    750,000   SH           SOLE      No          X
BILL BARRETT CORPORATION CMN        COM  06846N104  4,552    175,000   SH           SOLE      No          X
CABOT OIL & GAS CORPORATION CMN     COM  127097103  1,559     50,000   SH           SOLE      No          X
CANADIAN NATURAL RESOURCES CMN      COM  136385101  1,659     50,000   SH           SOLE      No          X
CHESAPEAKE ENERGY CORPORATION CMN   COM  165167107  4,634    200,000   SH           SOLE      No          X
CALL/CLNE
  @  25 EXP 06/16/2012              CALL 184499901     65      1,000   SH     CALL            No                      X
CALL/CLNE
  @  17 EXP 06/16/2012              CALL 184499901    900      2,000   SH     CALL            No                      X
COMSTOCK RESOURCES INC(NEW) CMN     COM  205768203  6,332    400,000   SH           SOLE      No          X
CALL/CRK
  @  20 EXP 06/16/2012              CALL 205768903     92      1,750   SH     CALL            No                      X
DEVON ENERGY CORPORATION (NEW) CMN  COM  25179M103  8,890    125,000   SH           SOLE      No          X
EXCO RESOURCES INC CMN              COM  269279402  4,310    650,000   SH           SOLE      No          X
CALL/XCO
  @  8 EXP 09/22/2012               CALL 269279902     79      1,500   SH     CALL            No                      X
ENCANA CORPORATION CMN              COM  292505104  4,913    250,000   SH           SOLE      No          X
CALL/ECA
  @  23 EXP 07/21/2012              CALL 292505904     30      1,000   SH     CALL            No                      X
CALL/ECA
  @  25 EXP 01/19/2013              CALL 292505904     55      1,000   SH     CALL            No                      X
FOREST OIL CORPORATION CMN          COM  346091705  1,818    150,000   SH           SOLE      No          X
CALL/FST
  @  14 EXP 08/18/2012              CALL 346091905     90      1,000   SH     CALL            No                      X
CALL/FST
  @  15 EXP 05/19/2012              CALL 346091905     15      1,000   SH     CALL            No                      X
GOODRICH PETROLEUM CORP (NEW) CMN   COM  382410405    951     50,000   SH           SOLE      No          X
CALL/GDP
  @  20 EXP 09/22/2012              CALL 382410905    235      1,000   SH     CALL            No                      X
PETROQUEST ENERGY, INC. CMN         COM  716748108    307     50,000   SH           SOLE      No          X
QEP RESOURCES, INC. CMN             COM  74733V100  3,813    125,000   SH           SOLE      No          X
QUICKSILVER RESOURCES INC CMN       COM  74837R104  2,520    500,000   SH           SOLE      No          X
RANGE RESOURCES CORPORATION CMN     COM  75281A109  2,907     50,000   SH           SOLE      No          X
SOUTHWESTERN ENERGY CO. CMN         COM  845467109  3,825    125,000   SH           SOLE      No          X
ULTRA PETROLEUM CORP CMN            COM  903914109  4,526    200,000   SH           SOLE      No          X
CALL/UPL
  @  27 EXP 09/22/2012              CALL 903914909     90      1,000   SH     CALL            No                      X
WESTPORT INNOVATIONS INC CMN        COM  960908309  2,046     50,000   SH           SOLE      No          X
CALL/WPRT
  @  55 EXP 07/21/2012              CALL 960908909     44        500   SH     CALL            No                      X
WPX ENERGY, INC. CMN                COM  98212B103  4,052    225,000   SH           SOLE      No          X
CALL/
  @  20 EXP 08/18/2012              CALL 98212B903     78      1,000   SH     CALL            No                      X
                                                   67,900